Satellites, Property and Other Equipment	12 Months Ended
Dec. 31, 2025
Satellites, Property and Other Equipment [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

16. SATELLITES, PROPERTY AND OTHER EQUIPMENT

	Satellites	Antennas, satellite control & communication equipment	Building, equipment & other	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2024	$3,424,761	$174,481	$87,382	$45,353	$554,141	$4,286,118
Additions	—	104	892	2,246	1,201,723	1,204,965
Disposals/retirements	(15,900)	(3,287)	(1,864)	(2,972)	(28,397)	(52,420)
Transfer to other receivables	—	—	—	—	(87,958)	(87,958)
Transfers from assets under construction	—	11,630	7,096	—	(18,726)	—
Impact of foreign exchange	69,011	2,451	566	1,104	98,971	172,103
Cost as at December 31, 2024	3,477,872	185,379	94,072	45,731	1,719,754	5,522,808
Additions	—	79	163	9,372	698,337	707,951
Disposals/retirements	—	(899)	(1,903)	(1,452)	—	(4,254)
Transfers from assets under construction	—	7,749	7,997	—	(15,746)	—
Impact of foreign exchange	(39,919)	(1,524)	(479)	(830)	(90,899)	(133,651)
Cost as at December 31, 2025	$3,437,953	$190,784	$99,850	$52,821	$2,311,446	$6,092,854
Accumulated depreciation and impairment as at January 1, 2024	$(2,809,559)	$(141,384)	$(61,534)	$(13,343)	$—	$(3,025,820)
Depreciation	(112,741)	(7,097)	(4,238)	(3,198)	—	(127,274)
Impairment	(75,969)	—	—	—	—	(75,969)
Disposals/retirements	15,900	2,741	1,528	2,350	—	22,519
Impact of foreign exchange	(37,111)	(1,296)	(348)	(366)	—	(39,121)
Accumulated depreciation and impairment as at December 31, 2024	(3,019,480)	(147,036)	(64,592)	(14,557)	—	(3,245,665)
Depreciation	(88,526)	(6,428)	(5,852)	(3,908)	—	(104,714)
Impairment	(55,910)	—	—	—	—	(55,910)
Disposals/retirements	—	723	1,339	1,237	—	3,299
Impact of foreign exchange	25,152	859	290	543	—	26,844
Accumulated depreciation and impairment as at December 31, 2025	$(3,138,764)	$(151,882)	$(68,815)	$(16,685)	$—	$(3,376,146)
Net carrying values
As at December 31, 2024	$458,392	$38,343	$29,480	$31,174	$1,719,754	$2,277,143
As at December 31, 2025	$299,189	$38,902	$31,035	$36,136	$2,311,446	$2,716,708

(1)      Right-of-use assets consisted primarily of property leases.

Substantially all of the Company’s satellites, property and other equipment, excluding satellites, property and other equipment relating to the Telesat Lightspeed business which assets are held by the LEO Non-Guarantors, have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities, 2027 Senior Secured Notes and 2026 Senior Secured Notes as at December 31, 2025 (Note 24).

Substantially all of the Company’s satellites, property and other equipment relating to the Telesat Lightspeed business which assets are held by the LEO Non-Guarantors, have been pledged as security as a requirement of the Telesat Lightspeed Financing (Note 24).

Borrowing costs

For the year ended December 31, 2025, borrowing costs of $29.4 million relating to the Teleasat Lightspeed Financing were capitalized using the effective interest rate of 10.69%.

For the year ended December 31, 2024 there were no borrowing costs capitalized.

Impairment

The annual impairment tests for GEO CGUs in the fourth quarters of 2025 and 2024 in accordance with the policy described in Note 3.

Subsequent to the annual impairment test, the Company identified indicators of impairment resulting from customer contract negotiations, requiring additional impairment test. As a result of the impairment tests, the Company recognized, an impairment of $55.9 million recorded against satellites, property and other equipment (December 31, 2024 — $36.3 million). The impairments resulted from changes to the underlying assumptions associated with the related business plan particularly the lower revenue forecasts as a result of intensifying competition The recoverable amount of one of the GEO CGU was determined based on fair value less of disposal, whereas the recoverable amount of other GEO CGUs were determined using value-in-use. The recoverable amount of the GEO CGUs is more sensitive to the same inputs as GEO segment. See Note 18 for assumptions and sensitivities.

As at December 31, 2025, the recoverable amounts of the GEO CGUs were as follows:

•        Data Connectivity Satellite Services: $296.2 million

•        Regionally Focused Satellite Services: $10 million

Certain CGUs within the GEO segment are not individually disclosed as they did not experience impairment indicators during the period and are not material to the consolidated financial statements.

Joint arrangements

Telesat International Limited (“TIL”) and APT Satellite Company Limited entered into agreements relating to the Telstar 18 VANTAGE satellite, which are accounted for as a joint operation, whereby TIL’s interest is 42.5%. Telesat (IOM) Limited (“TIOM”) and Viasat Inc. entered into agreements relating to the ViaSat-1 satellite, which are accounted for as a joint operation, whereby TIOM owns the Canadian payload on the ViaSat-1 satellite.